Derivative instruments and hedging activities - Fair Value Hedges (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivatives designated as hedging instruments [Member]
Derivative [Line Items]
Interest revenue / Interest expense	¥ 2	¥ 33	¥ 76
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative [Line Items]
Interest revenue / Interest expense	2	33	76
Hedged items [Member]
Derivative [Line Items]
Interest revenue / Interest expense	(2)	(33)	(76)
Hedged items [Member] | Long-term borrowings [Member]
Derivative [Line Items]
Interest revenue / Interest expense	¥ (2)	¥ (33)	¥ (76)